UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2111
RIVERSOURCE LARGE CAP SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: July 31
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments
Portfolio of Investments
Columbia Large Core Quantitative Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.4%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.9%)
General Dynamics Corp.	287,791		$19,604,323
L-3 Communications Holdings, Inc.	28,851		2,082,754
Lockheed Martin Corp.	673,790	(d)	48,034,488
Northrop Grumman Corp.	79,437	(d)	5,021,213
Raytheon Co.	799,584		36,844,831
United Technologies Corp.	501,091		37,466,574

Total			149,054,183

Air Freight & Logistics (0.8%)
United Parcel Service, Inc., Class B	469,200		31,595,928

Automobiles (0.7%)
Ford Motor Co.	1,970,062	(b,d)	27,836,976

Beverages (1.4%)
The Coca-Cola Co.	870,054		53,351,711

Biotechnology (1.2%)
Amgen, Inc.	681,673	(b)	38,984,879
Biogen Idec, Inc.	25,000	(b)	1,567,750
Cephalon, Inc.	86,619	(b,d)	5,754,966

Total			46,307,595

Capital Markets (1.2%)
Franklin Resources, Inc.	205,911		23,617,992
T Rowe Price Group, Inc.	28,175	(d)	1,557,232
The Goldman Sachs Group, Inc.	122,049		19,643,787

Total			44,819,011

Chemicals (1.4%)
Eastman Chemical Co.	365,780	(d)	28,739,334
EI du Pont de Nemours & Co.	29,239		1,382,420
International Flavors & Fragrances, Inc.	118,635		5,950,732
PPG Industries, Inc.	186,760		14,324,492
The Sherwin-Williams Co.	61,958	(d)	4,521,075

Total			54,918,053

Commercial Banks (2.5%)
Fifth Third Bancorp	2,629,835	(d)	33,030,728
Huntington Bancshares, Inc.	363,386	(d)	2,060,399
KeyCorp	155,310	(d)	1,271,989
PNC Financial Services Group, Inc.	940,736		50,705,670
SunTrust Banks, Inc.	350,473	(d)	8,768,834

Total			95,837,620

Commercial Services & Supplies (0.8%)
Avery Dennison Corp.	30,266	(d)	1,100,169
Pitney Bowes, Inc.	192,737	(d)	4,228,650

Issuer	Shares		Value(a)
RR Donnelley & Sons Co.	1,411,073		26,034,297

Total			31,363,116

Communications Equipment (0.1%)
Harris Corp.	47,990	(d)	2,168,668

Computers & Peripherals (7.1%)
Apple, Inc.	580,634	(b)	174,695,351
Dell, Inc.	999,141	(b)	14,367,648
Hewlett-Packard Co.	655,733		27,580,130
Lexmark International, Inc., Class A	755,294	(b,d)	28,723,830
SanDisk Corp.	705,000	(b)	26,493,900

Total			271,860,859

Consumer Finance (1.5%)
Capital One Financial Corp.	929,300	(d)	34,635,011
Discover Financial Services	728,468		12,857,460
SLM Corp.	878,005	(b,d)	10,448,260

Total			57,940,731

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A	95,703	(b)	3,586,948
H&R Block, Inc.	168,338	(d)	1,984,705

Total			5,571,653

Diversified Financial Services (3.3%)
Citigroup, Inc.	21,816,614	(b)	90,975,280
JPMorgan Chase & Co.	570,000		21,449,100
NYSE Euronext	435,800		13,352,912

Total			125,777,292

Diversified Telecommunication Services (3.4%)
AT&T, Inc.	2,706,700		77,140,950
Verizon Communications, Inc.	1,670,074	(d)	54,227,303

Total			131,368,253

Electric Utilities (2.4%)
Edison International	188,613		6,959,820
Entergy Corp.	192,400		14,339,572
Exelon Corp.	1,563,865	(d)	63,836,969
FirstEnergy Corp.	218,737	(d)	7,944,528

Total			93,080,889

Electrical Equipment (0.5%)
Emerson Electric Co.	375,370	(d)	20,607,813

Electronic Equipment, Instruments & Components (0.2%)
Tyco Electronics Ltd.	215,570	(c)	6,829,258

Energy Equipment & Services (1.9%)
FMC Technologies, Inc.	96,878	(b)	6,984,904
National Oilwell Varco, Inc.	1,119,882		60,204,856
Rowan Companies, Inc.	193,235	(b)	6,357,432

Total			73,547,192

Food & Staples Retailing (3.0%)
Walgreen Co.	342,190	(d)	11,593,397
Wal-Mart Stores, Inc.	1,936,692	(d)	104,910,606

Total			116,504,003

Issuer	Shares		Value(a)
Food Products (1.7%)
Campbell Soup Co.	325,000	(d)	11,781,250
Hormel Foods Corp.	177,604	(d)	8,155,576
The Hershey Co.	888,484	(d)	43,971,073

Total			63,907,899

Health Care Equipment & Supplies (0.4%)
Becton Dickinson and Co.	86,231	(d)	6,512,166
CR Bard, Inc.	55,179	(d)	4,586,478
St. Jude Medical, Inc.	41,861	(b)	1,603,276
Varian Medical Systems, Inc.	27,347	(b,d)	1,728,877

Total			14,430,797

Health Care Providers & Services (3.0%)
Aetna, Inc.	156,945		4,686,378
AmerisourceBergen Corp.	210,461	(d)	6,907,330
Cardinal Health, Inc.	133,752		4,639,857
CIGNA Corp.	266,453		9,376,481
Laboratory Corp. of America Holdings	48,300	(b,d)	3,927,756
McKesson Corp.	63,704		4,203,190
UnitedHealth Group, Inc.	2,270,340		81,845,757

Total			115,586,749

Household Durables (0.1%)
Newell Rubbermaid, Inc.	181,026	(d)	3,195,109
Whirlpool Corp.	27,747	(d)	2,104,055

Total			5,299,164

Household Products (0.6%)
Colgate-Palmolive Co.	159,741	(d)	12,319,226
Kimberly-Clark Corp.	152,900		9,684,686

Total			22,003,912

Industrial Conglomerates (3.0%)
3M Co.	354,512		29,857,001
General Electric Co.	5,324,607	(d)	85,300,204

Total			115,157,205

Insurance (5.0%)
Aflac, Inc.	473,999		26,491,804
AON Corp.	1,068,835	(d)	42,486,191
Assurant, Inc.	166,592		6,587,048
Chubb Corp.	259,660		15,065,473
Hartford Financial Services Group, Inc.	1,285,143	(d)	30,817,729
Lincoln National Corp.	397,673		9,735,035
The Allstate Corp.	1,241,185		37,843,731
The Travelers Companies, Inc.	253,905	(d)	14,015,556
Torchmark Corp.	151,338	(d)	8,668,641

Total			191,711,208

Internet & Catalog Retail (0.7%)
priceline.com, Inc.	69,608	(b,d)	26,228,990

IT Services (4.0%)
IBM Corp.	938,920	(e)	134,828,912
Teradata Corp.	441,300	(b)	17,369,568

Issuer	Shares		Value(a)
Total System Services, Inc.	17,806	(d)	277,952

Total			152,476,432

Leisure Equipment & Products (0.1%)
Mattel, Inc.	97,031	(d)	2,263,733

Machinery (0.4%)
Eaton Corp.	61,874		5,496,267
Illinois Tool Works, Inc.	187,816	(d)	8,583,192

Total			14,079,459

Media (1.9%)
DIRECTV, Class A	1,005,100	(b)	43,681,646
Gannett Co., Inc.	534,121	(d)	6,329,334
News Corp., Class A	105,501		1,525,544
Time Warner Cable, Inc.	130,802		7,569,512
Viacom, Inc., Class B	315,058	(d)	12,158,088

Total			71,264,124

Metals & Mining (2.4%)
Freeport-McMoRan Copper & Gold, Inc.	433,365	(d)	41,030,998
Newmont Mining Corp.	841,055		51,195,018

Total			92,226,016

Multiline Retail (1.2%)
Family Dollar Stores, Inc.	843,749		38,955,892
Macy’s, Inc.	320,682		7,580,922

Total			46,536,814

Multi-Utilities (0.9%)
Public Service Enterprise Group, Inc.	1,068,069	(d)	34,552,032

Oil, Gas & Consumable Fuels (9.7%)
Apache Corp.	718,796	(d)	72,612,772
Chevron Corp.	1,152,421	(d)	95,201,498
ConocoPhillips	1,750,864	(d)	104,001,321
Exxon Mobil Corp.	935,887		62,208,409
Marathon Oil Corp.	866,305		30,814,469
Pioneer Natural Resources Co.	42,804	(d)	2,987,719

Total			367,826,188

Personal Products (0.1%)
The Estee Lauder Companies, Inc., Class A	80,722		5,744,985

Pharmaceuticals (7.0%)
Abbott Laboratories	1,020,912		52,393,204
Eli Lilly & Co.	1,904,573	(d)	67,040,970
Forest Laboratories, Inc.	424,458	(b)	14,028,337
Johnson & Johnson	913,887		58,187,185
Merck & Co., Inc.	2,132,929		77,382,663

Total			269,032,359

Professional Services (0.4%)
Dun & Bradstreet Corp.	220,500	(d)	16,407,405

Real Estate Investment Trusts (REITs) (1.7%)
Apartment Investment & Management Co., Class A	578,500		13,484,835
Equity Residential	269,098	(d)	13,086,236

Issuer	Shares		Value(a)
Simon Property Group, Inc.	276,830	(d)	26,581,216
Vornado Realty Trust	150,504	(d)	13,152,545

Total			66,304,832

Road & Rail (0.5%)
CSX Corp.	149,508		9,187,267
Ryder System, Inc.	210,082		9,191,087

Total			18,378,354

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.	775,100	(b,d)	5,681,483
Intel Corp.	1,271,200		25,512,984
Texas Instruments, Inc.	2,696,115	(d)	79,724,121

Total			110,918,588

Software (4.6%)
Intuit, Inc.	480,900	(b)	23,083,200
Microsoft Corp.	5,467,718		145,660,007
Oracle Corp.	314,499		9,246,271

Total			177,989,478

Specialty Retail (4.3%)
AutoZone, Inc.	111,700	(b,d)	26,543,271
Best Buy Co., Inc.	244,864	(d)	10,524,255
GameStop Corp., Class A	765,223	(b,d)	15,044,284
Limited Brands, Inc.	2,000,019	(d)	58,780,558
Ross Stores, Inc.	435,476		25,688,729
The Gap, Inc.	456,661	(d)	8,681,126
TJX Companies, Inc.	450,240	(d)	20,661,514

Total			165,923,737

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.	433,639	(d)	21,681,950
NIKE, Inc., Class B	209,579	(d)	17,068,114
Polo Ralph Lauren Corp.	21,958	(d)	2,127,291
VF Corp.	14,845		1,235,698

Total			42,113,053

Tobacco (4.1%)
Altria Group, Inc.	1,434,984		36,477,293
Lorillard, Inc.	253,000	(d)	21,591,020
Philip Morris International, Inc.	1,678,419		98,187,512

Total			156,255,825

Trading Companies & Distributors (0.2%)
WW Grainger, Inc.	76,000	(d)	9,426,280

Total Common Stocks
(Cost: $3,472,680,588)			$3,814,386,422

Money Market Fund (0.6%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.241%	23,301,151	(f)	$23,301,151

Total Money Market Fund
(Cost: $23,301,151)			$23,301,151

Investments of Cash Collateral Received for Securities on Loan (23.4%)

	Effective	Amount payable
Issuer	Yield	at maturity	Value(a)
Asset-Backed Commercial Paper (0.8%)
Belmont Funding LLC
11-05-10	0.500%	$9,997,500	$9,997,500
Ebbets Funding LLC
11-08-10	0.520	14,993,283	14,993,283
Working Capital Management Co., L.P.
11-19-10	0.280	4,999,028	4,999,028

Total			29,989,811

Certificates of Deposit (17.2%)
Australia and New Zealand Bank Group
11-22-10	0.350	10,000,000	10,000,000
Bank of Tokyo Securities
01-20-11	0.320	9,991,829	9,991,829
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.300	19,989,755	19,989,755
11-22-10	0.307	4,997,358	4,997,358
BRED Banque Populaire
02-01-11	0.540	4,990,792	4,990,792
Caisse des Depots
12-13-10	0.345	9,991,287	9,991,287
12-20-10	0.350	9,991,161	9,991,161
12-23-10	0.350	22,952,831	22,952,831
Canadian Imperial Bank
04-07-11	0.300	15,000,000	15,000,000
Clydesdale Bank PLC
01-21-11	0.370	10,000,000	10,000,000
Credit Agricole
04-21-11	0.400	25,000,617	25,000,617
Credit Industrial et Commercial
11-05-10	0.500	20,000,766	20,000,766
01-04-11	0.470	15,000,000	15,000,000
Credit Suisse
04-15-11	0.300	12,000,000	12,000,000
Deutsche Bank AG
12-06-10	0.437	20,000,000	20,000,000
Development Bank of Singapore Ltd.
11-09-10	0.400	5,000,000	5,000,000
DZ Bank AG
11-16-10	0.360	16,000,000	16,000,000
12-10-10	0.350	10,000,000	10,000,000
Erste Bank der Oesterreichischen Sparkassen AG
11-19-10	0.320	9,997,334	9,997,334
11-22-10	0.320	4,998,578	4,998,578
Hong Kong Shanghai Bank Corp., Ltd.
11-04-10	0.250	10,000,000	10,000,000
11-12-10	0.300	10,000,000	10,000,000
KBC Bank NV
11-15-10	0.450	10,000,000	10,000,000
La Banque Postale
11-16-10	0.345	9,994,158	9,994,158
Landesbank Hessen Thuringen
11-29-10	0.270	15,000,000	15,000,000
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
11-15-10	0.300	9,997,334	9,997,334
National Australia Bank Ltd.
03-17-11	0.306	25,000,000	25,000,000

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
National Bank of Canada
03-21-11	0.400	21,000,000	21,000,000
Natixis
01-07-11	0.440	25,000,000	25,000,000
Norinchukin Bank
11-22-10	0.310	9,994,664	9,994,664
01-25-11	0.330	15,000,000	15,000,000
Nykredit Bank
11-04-10	0.460	9,996,040	9,996,040
11-12-10	0.450	10,000,000	10,000,000
Overseas Chinese Banking Corp.
12-23-10	0.350	10,000,000	10,000,000
12-30-10	0.350	5,000,000	5,000,000
Pohjola Bank PLC
12-16-10	0.445	14,983,146	14,983,146
Rabobank Group
04-27-11	0.306	25,000,000	25,000,000
Skandinaviska Enskilda Banken AB
11-15-10	0.300	14,996,126	14,996,126
Societe Generale
12-23-10	0.310	4,997,461	4,997,461
02-01-11	0.315	15,000,000	15,000,000
Standard Chartered Bank PLC
12-01-10	0.305	12,000,000	12,000,000
12-21-10	0.340	14,987,119	14,987,119
Sumitomo Mitsui Banking Corp.
11-08-10	0.290	12,997,173	12,997,173
12-13-10	0.310	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
04-21-11	0.510	10,000,000	10,000,000
Swedbank AB
11-29-10	0.290	19,994,685	19,994,685
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
11-08-10	0.290	4,998,752	4,998,752
11-15-10	0.295	3,499,111	3,499,111
11-24-10	0.300	4,998,750	4,998,750
12-16-10	0.350	4,995,580	4,995,580
Union Bank of Switzerland
04-18-11	0.336	12,000,000	12,000,000
United Overseas Bank Ltd.
11-18-10	0.300	10,000,000	10,000,000

Total			657,332,407

Commercial Paper (0.1%)
Suncorp Metway Ltd.
11-08-10	0.300	4,998,625	4,998,625

Other Short-Term Obligations (0.6%)
The Goldman Sachs Group, Inc.
12-22-10	0.520	13,500,000	13,500,000
01-14-11	0.420	10,000,000	10,000,000

Total			23,500,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (4.7%)(g)
Barclays Capital, Inc.
dated 03-22-10, matures 11-29-10,
repurchase price
$20,008,094	0.470%	$20,000,000	$20,000,000
Barclays Capital, Inc.
dated 10-13-10, matures 11-29-10,
repurchase price
$20,006,372	0.370	20,000,000	20,000,000
Cantor Fitzgerald & Co.
dated 10-29-10, matures 11-01-10,
repurchase price
$20,000,400	0.240	20,000,000	20,000,000
Deutsche Bank AG
dated 10-29-10, matures 11-01-10,
repurchase price
$56,841,213	0.230	56,840,123	56,840,123
Merrill Lynch Government Securities Income
dated 10-29-10, matures 11-01-10,
repurchase price
$14,000,268	0.230	14,000,000	14,000,000
Pershing LLC
dated 10-29-10, matures 11-01-10,
repurchase price
$10,000,267	0.320	10,000,000	10,000,000
RBS Securities, Inc.
dated 04-01-10, matures 12-03-10,
repurchase price
$25,011,424	0.470	25,000,000	25,000,000
RBS Securities, Inc.
dated 08-18-10, matures 12-03-10,
repurchase price
$5,001,799	0.370	5,000,000	5,000,000
RBS Securities, Inc.
dated 10-29-10, matures 11-01-10,
repurchase price
$10,000,183	0.220	10,000,000	10,000,000
$1,000,031	0.370	1,000,000	1,000,000

Total			181,840,123

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $897,660,966)			$897,660,966

Total Investments in Securities
(Cost: $4,393,642,705)(h)			$4,735,348,539

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Oct. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	77	$22,709,225	Dec. 2010	$88,094
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Oct. 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.18% of net assets.

(d)	At Oct. 31, 2010, security was partially or fully on loan.

(e)	At Oct. 31, 2010, investments in securities included securities valued at $8,386,240 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Oct. 31, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.470%)

Security description	Value (a)

Bear Stearns Commercial Mortgage Securities	$3,766,841
Citigroup Commercial Mortgage Trust	1,351,445
Granite Master Issuer PLC	3,910,969
GS Mortgage Securities Corp II	1,222,096
LB Commercial Conduit Mortgage Trust	1,667,414
LB-UBS Commercial Mortgage Trust	2,335,035
Merrill Lynch Mortgage Trust	1,347,467
Morgan Stanley Capital I	1,022,322
Paragon Mortgages PLC	3,213,996
WaMu Mortgage Pass Through Certificates	1,162,415

Total market value of collateral securities	$21,000,000

Barclays Capital, Inc. (0.370%)

Security description	Value (a)

Arabella Arabella	$895,500
Banco Bilbao Vizcaya Argentaria/New York NY	45,982
BNP Paribas	140,624
Bp Capital Markets PLC	1,761,555
Commonwealth Bank of Australia	1,659,236
Cparcher Daniels M D	999,340
Credit Agic Corp	4,203
Gdz Suez	907,627
Grampian Funding Ltd/LLC	1,189,456
John Deere Credit Ltd	955,841
Kfw	919,504
Lloyds Bk PLC	504,590
Nationwide Building Soc	1,951,434
Network Rail Infrastructure	799,776
Nieuw Amsterdam	651,511
Oesterreichische Kontrollbank AG	1,716,773
Prudential PLC	2,966,205
Rabobank Nederland	123,650
Societe Generale	1,685,370
Societe Generale/New York NY	100,000
Ubs Ag Stamford Bran	22,103
Wal-Mart Stores Inc	999,720

Total market value of collateral securities	$21,000,000

Cantor Fitzgerald & Co. (0.240%)

Security description	Value (a)

Fannie Mae Grantor Trust	$1,029
Fannie Mae Interest Strip	320,272
Fannie Mae Pool	2,491,573
Fannie Mae Principal Strip	58,017
Fannie Mae REMICS	2,999,727
Fannie Mae Whole Loan	49,400
Federal National Mortgage Association	120,961
FHLMC Multifamily Structured Pass Through Certificates	786
FHLMC Structured Pass Through Securities	23,141
Freddie Mac Coupon Strips	2,181
Freddie Mac Non Gold Pool	1,204,409
Freddie Mac Reference REMIC	16,778
Freddie Mac REMICS	1,307,982
Freddie Mac Strips	692,541
Ginnie Mae I Pool	2,697,024
Ginnie Mae II Pool	5,066,045
Government National Mortgage Association	1,758,911
United States Treasury Inflation Indexed Bonds	202,554
United States Treasury Strip Coupon	1,046,498
United States Treasury Strip Principal	340,171

Total market value of collateral securities	$20,400,000

Deutsche Bank AG (0.230%)

Security description	Value (a)

Fannie Mae Pool	$57,976,926

Total market value of collateral securities	$57,976,926

Merrill Lynch Government Securities Income (0.230%)

Security description	Value (a)

Fannie Mae Pool	$8,791,948
Fannie Mae REMICS	2,954,539
Government National Mortgage Association	2,533,596

Total market value of collateral securities	$14,280,083

Pershing LLC (0.320%)

Security description	Value (a)

Fannie Mae Pool	$1,523,803
Fannie Mae REMICS	706,705
Fannie Mae Whole Loan	11,755
Federal Farm Credit Bank	358,128
Federal Home Loan Banks	130,584
Federal Home Loan Mortgage Corp	17,713
Federal National Mortgage Association	206,414
Freddie Mac Gold Pool	1,386,991
Freddie Mac REMICS	851,649
Ginnie Mae I Pool	1,291,472
Ginnie Mae II Pool	1,158,855
Government National Mortgage Association	1,080,913
United States Treasury Inflation Indexed Bonds	19,504
United States Treasury Note/Bond	1,455,515

Total market value of collateral securities	$10,200,001

RBS Securities, Inc. (0.470%)

Security description	Value (a)

American Home Mortgage Investment Trust	$552,896
Banc of America Commercial Mortgage Inc	2,457,262
Banc of America Large Loan Inc	1,237,727
Bella Vista Mortgage Trust	26,982
CC Mortgage Funding Corp	164,321
Citigroup/Deutsche Bank Commercial Mortgage Trust	1,031,778
Commercial Mortgage Pass Through Certificates	7,494
Countrywide Home Loan Mortgage Pass Through Trust	126,451
Credit Suisse First Boston Mortgage Securities Corp	315,598
Credit Suisse Mortgage Capital Certificates	149,721
First Horizon Alternative Mortgage Securities	28,963
First Republic Mortgage Loan Trust	632,973
Ford Credit Floorplan Master Owner Trust	5,225,818
GE Capital Commercial Mortgage Corp	1,659,811
GMAC Mortgage Corp Loan Trust	30,237
Greenwich Capital Commercial Funding Corp	128,253
GS Mortgage Securities Corp II	1,004,995
Harborview Mortgage Loan Trust	109,864
Honda Auto Receivables Owner Trust	168,572
JP Morgan Chase Commercial Mortgage Securities Corp	6,264,063
LB-UBS Commercial Mortgage Trust	102,010
MLCC Mortgage Investors Inc	2,813
Morgan Stanley Capital I	316,728
Sequoia Mortgage Trust	3,720
Wachovia Bank Commercial Mortgage Trust	3,116,525
WaMu Mortgage Pass Through Certificates	1,342,345
Wells Fargo Mortgage Backed Securities Trust	42,130

Total market value of collateral securities	$26,250,050

RBS Securities, Inc. (0.370%)

Security description	Value (a)

Fannie Mae REMICS	$48,624
Freddie Mac REMICS	4,962,349
International Bank for Reconstruction & Development	89,030

Total market value of collateral securities	$5,100,003

RBS Securities, Inc. (0.220%)

Security description	Value (a)

United States Treasury Note/Bond	$10,200,002

Total market value of collateral securities	$10,200,002

RBS Securities, Inc. (0.370%)

Security description	Value (a)

American Express Issuance Trust	$100
Ameriquest Mortgage Securities Inc	53,278
BA Credit Card Trust	12,819
Bear Stearns Asset Backed Securities Trust	9,000
Capital Auto Receivables Asset Trust	241
Capital One Multi-Asset Execution Trust	18,263
Chase Issuance Trust	15,178
Citibank Credit Card Issuance Trust	102,814
Citigroup Commercial Mortgage Trust	5,153
Credit-Based Asset Servicing and Securitization LLC	11,523
Discover Card Master Trust	37,825
First National Master Note Trust	12,057
Ford Credit Auto Owner Trust	5,898
GE Capital Credit Card Master Note Trust	39,209
Goal Capital Funding Trust	2,397
Greenwich Capital Commercial Funding Corp	77,738
GS Mortgage Securities Corp II	59,504
Hyundai Auto Receivables Trust	60,299
Keycorp Student Loan Trust	143
Massachusetts Educational Financing Authority	11,897
MBNA Master Credit Card Trust	36,678
Morgan Stanley Dean Witter Capital I	2,980
Nelnet Student Loan Trust	126,367
Nissan Auto Lease Trust	20,380
Renaissance Home Equity Loan Trust	9
SLM Student Loan Trust	260,811
Terwin Mortgage Trust	32,233
Wachovia Bank Commercial Mortgage Trust	35,225

Total market value of collateral securities	$1,050,019

(h)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $4,393,643,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$475,634,000
Unrealized depreciation	(133,928,000)

Net unrealized appreciation	$341,706,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated July 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

	Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$3,814,386,422	$—	$—	$3,814,386,422

Total Equity Securities	3,814,386,422	—	—	3,814,386,422

Other
Affiliated Money Market Fund(c)	23,301,151	—	—	23,301,151
Investments of Cash Collateral Received for Securities on Loan	—	897,660,966	—	897,660,966

Total Other	23,301,151	897,660,966	—	920,962,117

Investments in Securities	3,837,687,573	897,660,966	—	4,735,348,539
Derivatives(d)
Assets
Futures Contracts	88,094	—	—	88,094

Total	$3,837,775,667	$897,660,966	$—	$4,735,436,633

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Large Cap Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	December 20, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	December 20, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	December 20, 2010